UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  November 13, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          36
Form 13F Information Table Value Total:          $424115
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     5441  1458797 SH       Sole                  1084890            373907
Alere Inc Com                  COM              01449J105    24805  1272682 SH       Sole                  1113159            159523
Alleghany Corp Del Com         COM              017175100    14899    43194 SH       Sole                    35646              7548
Builders Firstsource Inc       COM              12008R107     2410   464413 SH       Sole                   464413
CGI Group Inc                  COM              39945C109     9020   335798 SH       Sole                   196442            139356
Ciber Inc Com                  COM              17163B102    13947  4019346 SH       Sole                  3469830            549516
Devon Energy Corp              COM              25179M103     3255    53801 SH       Sole                    25886             27915
E Trade Financial Corp Com New COM              269246401    18572  2110506 SH       Sole                  1825444            285062
Encana Corporation             COM              292505104    16567   755795 SH       Sole                   637463            118332
Endeavour Intl Corp            COM              29259G200    31779  3286333 SH       Sole                  2949474            336859
Fidelity Natl Finl             COM              31620R105    20316   949804 SH       Sole                   807820            141984
Hewlett-Packard Company        COM              428236103    10917   639915 SH       Sole                   541433             98482
Howard Hughes Corp Com         COM              44267D107    22561   317536 SH       Sole                   270570             46966
ITT Corp New Com               COM              450911201     1863    92436 SH       Sole                    38885             53551
Interpublic Group Cos          COM              460690100    12440  1118720 SH       Sole                   907532            211188
Kar Auction Services           COM              48238t109     1654    83810 SH       Sole                    83810
Kinder Morgan Mgt LLC          COM              49455U100     3307    43284 SH       Sole                    19300             23984
Leapfrog Enterprises Cl A      COM              52186N106     1939   214971 SH       Sole                   214971
Lifepoint Hosps Inc            COM              53219L109    15992   373823 SH       Sole                   322108             51715
Owens Illinois Inc Com New     COM              690768403    16403   874385 SH       Sole                   747482            126903
Packaging Corp Amer Com        COM              695156109    17632   485742 SH       Sole                   404853             80889
Pfizer Inc                     COM              717081103    25003  1006171 SH       Sole                   854069            152102
Polycom, Inc.                  COM              73172K104     1871   189928 SH       Sole                   147648             42280
Silgan Holdings Inc            COM              827048109    17074   392415 SH       Sole                   332370             60045
Stanley Black & Decker         COM              854502101    16257   213208 SH       Sole                   182041             31167
Staples Inc                    COM              855030102    13890  1205728 SH       Sole                  1042997            162731
Stoneridge Inc.                COM              86183P102      915   184124 SH       Sole                   184124
SunCoke Energy                 COM              86722A103    18148  1125810 SH       Sole                   989470            136340
Terex Corp                     COM              880779103    16448   728424 SH       Sole                   630515             97909
Tupperware Brands Corp         COM              899896104    21893   408519 SH       Sole                   357742             50777
Unitedhealth Group Inc         COM              91324P102     3361    60659 SH       Sole                    30947             29712
Universal Technical Institute  COM              913915104     1742   127144 SH       Sole                   127144
Unum Group                     COM              91529Y106     3241   168646 SH       Sole                    76283             92363
Western Union                  COM              959802109    17676   970124 SH       Sole                   803835            166289
XO Group, Inc.                 COM              983772104      875   104811 SH       Sole                   104811
AIG Fractional Warrants        WT                                0    33933 SH       Sole                    33933